INCOME TAXES, Reconciliation of Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Reconciliation Between Income Tax Provision (Benefit) at US Statutory Tax Rate [Abstract]
Loss before income taxes		$ (1,453)	$ (5,844)	$ 2,668	$ (747)	$ (3,631)	$ (765)	$ 1,517	$ (6,761)	$ (9,640)	$ (5,376)
US statutory tax rate										34.00%	21.00%
Income tax (benefit) expense at statutory rate										$ (3,277)	$ (1,129)
State tax expense (benefit), net of federal										(182)	145
Foreign tax rates different from US statutory rate										95	146
Non-deductible expenses										3,309	1,978
Write-off of transaction costs										0	321
Write-off of net operating losses										0	314
Change in tax rate										604	76
Other										(15)	17
Total tax provision (benefit)		$ (6,318)	$ 7,569	$ 824	$ (207)	$ (519)	$ (191)	$ 244	$ 1,000	$ 534	$ 1,868
Predecessor [Member]
Reconciliation Between Income Tax Provision (Benefit) at US Statutory Tax Rate [Abstract]
Loss before income taxes	$ (5,521)											$ 13,484
US statutory tax rate	34.00%											34.00%
Income tax (benefit) expense at statutory rate	$ (1,877)											$ 4,585
State tax expense (benefit), net of federal	(279)											575
Foreign tax rates different from US statutory rate	(46)											124
Non-deductible expenses	1											(59)
Write-off of transaction costs	0											0
Write-off of net operating losses	0											0
Change in tax rate	0											(1,070)
Other	(2)											(71)
Total tax provision (benefit)	$ (2,203)											4,084
Income tax expense (benefit)												$ (1,100)